Inventories and pre-publication costs - Summary of inventories and pre-publication cost (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories and pre-publication costs
Raw materials	£ 1	£ 3
Pre-publication costs	278	264
Finished goods	39	42
Total	£ 318	£ 309